Note 15 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 92,792	$ 97,662
Country of domicile [member]
Statement Line Items [Line Items]
Cash and cash equivalents held by subsidiaries	187	23
Current tax liabilities	0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	37,717	40,373
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	4,081	1,635
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 39,074	$ 32,249